Income taxes	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Income taxes
15. Income taxes
(1) Deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2023	2024

Deferred tax assets
Defined benefit plan liabilities	120,007	100,770
Accrued expenses and liabilities for quality assurance	662,425	724,325
Other accrued employees’ compensation	127,668	138,219
Operating loss carryforwards for tax purposes	191,906	50,214
Allowance for doubtful accounts and credit losses	94,639	103,860
Property, plant and equipment and other assets	252,441	296,739
Other	463,250	569,648

Total deferred tax assets	1,912,336	1,983,775

Deferred tax liabilities
Changes in fair value of financial instruments measured in other comprehensive income	(737,156)	(1,015,448)
Undistributed earnings of foreign subsidiaries	(39,496)	(42,365)
Undistributed earnings of associates and joint ventures	(1,076,742)	(1,176,045)
Basis difference of acquired assets	(78,206)	(82,852)
Capitalized development costs	(201,120)	(189,496)
Lease transactions	(972,158)	(897,291)
Other	(222,378)	(297,686)

Total deferred tax liabilities	(3,327,255)	(3,701,183)

Net deferred tax assets and liabilities	(1,414,919)	(1,717,408)

Of the changes in deferred tax assets and deferred tax liabilities for the years ended March 31, 2022, 2023 and 2024, the amount recognized as income tax expense in the consolidated statement of income is as follows:

	Yen in millions
	For the years ended March 31,
	2022	2023	2024
Defined benefit plan liabilities	4,203	802	(4,333)
Accrued expenses and liabilities for quality assurance	(40,761)	26,942	40,626
Other accrued employees’ compensation	(968)	(2,745)	6,925
Operating loss carryforwards for tax purposes	38,119	116,344	(133,776)
Allowance for doubtful accounts and credit losses	(4,902)	4,474	(551)
Property, plant and equipment and other assets	(9,795)	24,850	11,518
Undistributed earnings of foreign subsidiaries	(33,349)	12,391	(2,869)
Undistributed earnings of associates and joint ventures	(71,405)	(63,520)	(43,526)
Basis difference of acquired assets	(11,270)	(12,075)	1,152
Capitalized development costs	(9,708)	4,003	12,824
Lease transactions	103,098	(487,702)	186,196
Other	111,603	44,144	88,582

Total	74,864	(332,091)	162,768

The deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized in the statement of financial position:

	Yen in millions
	March 31,
	2023	2024

Deductible temporary difference	968,060	1,292,277
Carryforwards of tax losses	712,357	762,196
Carryforwards of tax credit	115,809	95,462

Total	1,796,225	2,149,935

The expected expiration date of the carryforwards of tax losses for which deferred tax assets are not recognized are as follows:

	Yen in millions
	March 31,
	2023	2024

Within 5 years	75,839	7,791
Between 5 and 10 years	313,895	357,421
Later than 10 years	322,623	396,984

Total	712,357	762,196

The expected expiration date of the carryforwards of tax credit for which deferred tax assets are not recognized are as follows:

	Yen in millions
	March 31,
	2023	2024

Within 5 years	10,018	4,764
Between 5 and 10 years	18,107	3,680
Later than 10 years	87,684	87,018

Total	115,809	95,462

Of the temporary differences in investments in foreign subsidiaries, because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, no deferred tax liability is recognized. As of March 31, 2023 and 2024, the temporary differences totaled ¥4,367,250 million and ¥4,630,892 million, respectively, and Toyota estimates an additional deferred tax liability of ¥202,488 million and ¥232,645 million would be required, respectively, if the full amount of those undistributed earnings were remitted.

(2) Income tax expenses
The income tax expense for the years ended March 31, 2022, 2023 and 2024 consists of the following:

	Yen in millions
	For the years ended March 31,
	2022	2023	2024

Current income tax expense:
TMC and domestic subsidiaries	672,077	758,772	1,432,299
Foreign subsidiaries	518,705	84,902	624,134

Total current	1,190,782	843,674	2,056,433

Deferred income tax expense (benefit):
TMC and domestic subsidiaries	42,131	27,783	(42,906)
Foreign subsidiaries	(116,995)	304,308	(119,862)

Total deferred	(74,864)	332,091	(162,768)

Total income tax expense	1,115,918	1,175,765	1,893,665

Toyota is subject
 to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 30.9% for the years ended March 31, 2022, 2023 and 2024. The statutory tax rates in effect for the year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences which are expected to reverse in future years. Reconciliation of the differences between the statutory tax rate and the average effective tax rate is as follows:

	For the years ended March 31,
	2022	2023	2024

Statutory tax rate	30.9%	30.9%	30.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.6	0.8	0.3
Tax-exempt income	(0.3)	(0.4)	(0.2)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.3	1.1	0.6
Effects of investments accounted for using the equity method	(4.3)	(5.4)	(3.4)
Deferred tax liabilities on undistributed earnings of associates and joint ventures	2.6	3.1	2.1
Change in unrecognized deferred tax assets	3.7	6.3	0.4
Tax credits	(2.7)	(3.5)	(2.1)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(3.1)	(1.5)	(2.0)
Unrecognized tax benefits adjustments	(0.3)	0.4	—
Other	(0.3)	0.3	0.6

Average effective tax rate	28.0%	32.0%	27.2%

(3) Impact of Application of the Pillar Two Model Rules
Toyota applies the temporary exception regarding the requirements of IAS 12 on deferred tax related to the Pillar Two Model Rules. Consequently, any deferred tax assets or liabilities related to the Pillar Two Model Rules are not recognized or disclosed.

Toyota conducts business in jurisdictions that have established tax laws for the application of the Pillar Two Model Rules.
In Japan, under the Tax Reform Act of 2023, a corporate tax related to global minimum taxation has been implemented for each fiscal year as part of the legalization of the Income Inclusion Rules within the Pillar Two Model Rules. For fiscal years beginning on or after April 1, 2024, top-up taxation will be applied to Japanese parent companies until the effective tax rate of their subsidiaries reaches the minimum tax rate of
15
%.
Although additional taxation under the Pillar Two Model Rules has not yet been applied in fiscal 2024, even if it were to be applied in fiscal 2024, the financial impact would not be material.